Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2024-1

Collection Period	08/01/25-08/31/25
Determination Date	9/9/2025
Distribution Date	9/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$793,899,454.80
2.	Collections allocable to Principal		$29,407,782.90
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,674,949.66
5.	Pool Balance on the close of the last day of the related Collection Period		$761,816,722.24
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		45,906
7.	Initial Pool Balance		$1,565,657,067.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$38,144,548.29	$19,614,446.84
	c. Class A-2b Floating Rate Note Balance	$27,898,335.83	$14,345,704.72
	d. Class A-3 Note Balance	$500,320,000.00	$500,320,000.00
	e. Class A-4 Note Balance	$86,680,000.00	$86,680,000.00
	f. Class B Note Balance	$46,900,000.00	$46,900,000.00
	g. Class C Note Balance	$44,600,000.00	$44,600,000.00
	h. Class D Note Balance	$33,700,000.00	$33,700,000.00
	i. Note Balance (sum a - h)	$778,242,884.12	$746,160,151.56
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.1173678	0.0603521
	c. Class A-2b Floating Rate Note Pool Factor	0.1173678	0.0603521
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5020922	0.4813936
10.	Overcollateralization Target Amount		$15,656,570.68
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$15,656,570.68
12.	Weighted Average Coupon		11.28%
13.	Weighted Average Original Term	months	65.76
14.	Weighted Average Remaining Term	months	41.49
15.	30 day Average SOFR for the accrual period ending 9/14/2025		4.34270%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 9/14/2025		4.96270%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,630,890.71
	b. Liquidation Proceeds allocable to Finance Charge		$1,936.72
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,632,827.43
18.	Principal:
	a. Collections allocable to Principal		$29,407,782.90
	b. Liquidation Proceeds allocable to Principal		$881,662.08
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$30,289,444.98
19.	Total Finance Charge and Principal Collections (17d + 18d)		$37,922,272.41
20.	Interest Income from Collection Account		$119,986.17
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$38,042,258.58

Available Funds
23.	Available Collections	$38,042,258.58
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$38,042,258.58
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$661,582.88
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$661,582.88
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$168,471.75
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$168,471.75
	i. Class A-2b Monthly Interest	$119,221.76
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$119,221.76
	m. Class A-3 Monthly Interest	$2,051,312.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$2,051,312.00
	q. Class A-4 Monthly Interest	$356,832.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$356,832.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$202,060.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$202,060.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$203,301.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$203,301.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$168,500.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$168,500.00

36.	Quaternary Principal Distributable Amount	$16,426,161.88
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$20,357,445.44
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$15,656,570.68
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,632,827.43
	b. Total Daily Deposits of Principal Collections	$30,289,444.98
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$119,986.17
	e. Total Deposits to Collection Account (sum a - d)	$38,042,258.58
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$661,582.88
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,352,433.24
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,028,242.46
	f. Total Withdrawals from Collection Account (sum a - e)	$38,042,258.58
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$168,471.75
	c. Class A-2b Interest Distribution	$119,221.76
	d. Class A-3 Interest Distribution	$2,051,312.00
	e. Class A-4 Interest Distribution	$356,832.67
	f. Class B Interest Distribution	$202,060.83
	g. Class C Interest Distribution	$203,301.67
	h. Class D Interest Distribution	$168,500.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$18,530,101.45
	k. Class A-2b Principal Distribution	$13,552,631.11
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,352,433.24
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$18,698,573.20
	c. Class A-2b Distribution	$13,671,852.87
	d. Class A-3 Distribution	$2,051,312.00
	e. Class A-4 Distribution	$356,832.67
	f. Class B Distribution	$202,060.83
	g. Class C Distribution	$203,301.67
	h. Class D Distribution	$168,500.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,352,433.24

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,028,242.46
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,028,242.46
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,914,142.67
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,914,142.67
51.	Investment Earnings	$13,909.68
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,928,052.35
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$13,909.68
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,914,142.67
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$661,582.88
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$35,352,433.24
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,028,242.46
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$13,909.68
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$18,698,573.20
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,671,852.87
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,051,312.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$356,832.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$202,060.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$203,301.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$168,500.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,028,242.46

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,178	$24,121,328.78
	b. 61 to 90 days past due	682	$14,722,936.79
	c. 91 to 120 days past due	172	$3,132,307.96
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,032	$41,976,573.53
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.5101%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	147	$2,674,949.66
77.	Recoveries	199	$883,598.80
78.	Net Losses (Ln 76 - Ln 77)		$1,791,350.86
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.2256%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,097	$43,052,144.74
81.	Recoveries	1,503	$15,143,655.52
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$27,908,489.22
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.7825%
84.	Average Net Loss on Defaulted Receivables		$13,308.77

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$10,459,632.13
86.	Pool Balance on the close of the last day of the preceding Collection Period		$793,899,454.80
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.32%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer